FINANCIAL ASSETS AT AMORTISED COST - Schedule Loans and Advances to Banks, Customers , Reverse Repurchase Agreements and of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 4,042
Exchange and other adjustments	(88)	£ 39	£ (17)
Impact of transfers between stages	914	(67)	1,469
Other changes in credit quality	553	(447)	2,327
Additions and repayments	(118)	818	(197)
Methodology and model changes	(63)	(42)	152
Ending balance allowance for expected credit losses	4,903	4,042
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Net carrying amount debt securities	9,926	6,835
Total financial assets at amortised cost	520,322	517,156
Reverse repurchase agreements	44,865	54,753
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		0
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		0
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1	6
Exchange and other adjustments	0	0
Additions and repayments	7	0
Impact of transfers between stages	0
Other changes in credit quality	7
(Credit) charge to the income statement		(5)
Credit to the income statement	14
Ending balance allowance for expected credit losses	15	1	6
Loans and advances to banks | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1	6
Exchange and other adjustments	0	0
Additions and repayments	5	0
Impact of transfers between stages	0
Other changes in credit quality	7
(Credit) charge to the income statement		(5)
Credit to the income statement	12
Ending balance allowance for expected credit losses	13	1	6
Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	2	0
Impact of transfers between stages	0
Other changes in credit quality	0
(Credit) charge to the income statement		0
Credit to the income statement	2
Ending balance allowance for expected credit losses	2	0	0
Loans and advances to banks | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Other changes in credit quality	0
(Credit) charge to the income statement		0
Credit to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to banks | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0	0
(Credit) charge to the income statement		0
Credit to the income statement	0
Ending balance allowance for expected credit losses	0	0	0
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3,820	5,760
Exchange and other adjustments	106	111
Impact of transfers between stages	849	(12)
Other changes in credit quality	506	(309)
Additions and repayments	59	(753)
Methodology and model changes	(63)	(42)
(Credit) charge to the income statement		(1,116)
Credit to the income statement	1,351
Advances written off	(941)	(1,095)
Recoveries of advances written off in previous years	182	160
Ending balance allowance for expected credit losses	4,518	3,820	5,760
Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	915	1,372
Exchange and other adjustments	2	(3)
Impact of transfers between stages	(18)	75
Other changes in credit quality	(311)	(245)
Additions and repayments	110	(221)
Methodology and model changes	2	(63)
(Credit) charge to the income statement	(217)	(454)
Ending balance allowance for expected credit losses	700	915	1,372
Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,114	2,145
Exchange and other adjustments	0	(6)
Impact of transfers between stages	511	(423)
Other changes in credit quality	74	(271)
Additions and repayments	98	(346)
Methodology and model changes	11	15
(Credit) charge to the income statement		(1,025)
Credit to the income statement	694
Ending balance allowance for expected credit losses	1,808	1,114	2,145
Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1,581	1,982
Exchange and other adjustments	39	(1)
Impact of transfers between stages	356	336
Other changes in credit quality	665	255
Additions and repayments	(91)	(99)
Methodology and model changes	(47)	6
Credit to the income statement	883	498
Advances written off	(928)	(1,058)
Recoveries of advances written off in previous years	182	160
Ending balance allowance for expected credit losses	1,757	1,581	1,982
Loans and advances to customers | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	210	261
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
(Credit) charge to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	253	210	261
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	3	3
Exchange and other adjustments	(1)	0
Additions and repayments	4	0
Impact of transfers between stages	0	0
Other changes in credit quality	3
Credit to the income statement	7	0
Ending balance allowance for expected credit losses	9	3	3
Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	1	1
Exchange and other adjustments	0	0
Additions and repayments	4	0
Impact of transfers between stages	0	0
Other changes in credit quality	3
Credit to the income statement	7	0
Ending balance allowance for expected credit losses	8	1	1
Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Other changes in credit quality	0
Credit to the income statement	0	0
Ending balance allowance for expected credit losses	0	0	0
Debt securities | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	2	2
Exchange and other adjustments	(1)	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Other changes in credit quality	0
Credit to the income statement	0	0
Ending balance allowance for expected credit losses	1	2	2
Debt securities | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Other changes in credit quality	0
Credit to the income statement	0	0
Ending balance allowance for expected credit losses	0	0	0
Residual value and voluntary terminations
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	95
Ending balance allowance for expected credit losses	92	95
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	836	1,024
Exchange and other adjustments	93	139
Impact of transfers between stages	327	74
Other changes in credit quality	159	(124)
Additions and repayments	(95)	(164)
Methodology and model changes	(96)	(57)
(Credit) charge to the income statement		(271)
Credit to the income statement	295
Advances written off	(41)	(65)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	1,207	836	1,024
UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	48	104
Exchange and other adjustments	0	0
Impact of transfers between stages	(11)	3
Other changes in credit quality	36	(14)
Additions and repayments	18	8
Methodology and model changes	0	(53)
(Credit) charge to the income statement		(56)
Credit to the income statement	43
Ending balance allowance for expected credit losses	91	48	104
UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	394	468
Exchange and other adjustments	0	0
Impact of transfers between stages	189	20
Other changes in credit quality	(9)	(32)
Additions and repayments	(10)	(52)
Methodology and model changes	(12)	(10)
(Credit) charge to the income statement		(74)
Credit to the income statement	158
Ending balance allowance for expected credit losses	552	394	468
UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	184	191
Exchange and other adjustments	28	18
Impact of transfers between stages	149	51
Other changes in credit quality	54	(30)
Additions and repayments	(45)	(33)
Methodology and model changes	(55)	6
(Credit) charge to the income statement		(6)
Credit to the income statement	103
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	311	184	191
UK mortgages | POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	210	261
Exchange and other adjustments	65	121
Other changes in credit quality	78	(48)
Additions and repayments	(58)	(87)
Methodology and model changes	(29)	0
(Credit) charge to the income statement	(9)	(135)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	253	210	261
Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	7,002	8,066
Beginning balance allowance for expected credit losses	1
Exchange and other adjustments	558	(11)
Additions and repayments	3,087	(1,053)
Impact of transfers between stages	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,647	7,002	8,066
Ending balance allowance for expected credit losses	15	1
Loans and advances to banks	10,632	7,001
Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0
Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	452,387	445,960
Beginning balance allowance for expected credit losses	3,820
Exchange and other adjustments	(389)	(2,738)
Additions and repayments	8,178	10,100
Impact of transfers between stages	0	0
Advances written off	(941)	(1,095)
Recoveries of advances written off in previous years	182	160
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	459,417	452,387	445,960
Ending balance allowance for expected credit losses	4,518	3,820
Net carrying amount, loans and advances to customers and reverse repurchase agreements		448,567
Loans and advances to customers	454,899
Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ 0	£ 0
Loans and advances to customers | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		0.80%
Drawn ECL coverage	1.00%
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	£ 0	£ 0
Stage 1 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	176	564
Stage 1 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(167)	(553)
Stage 1 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(9)	(11)
Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 1 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 1 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 1 £m | Debt securities | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	28	66
Stage 1 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(27)	(66)
Stage 1 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(1)	0
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Loans and advances to banks | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Loans and advances to banks | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(66)	(48)
Stage 2 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	135	155
Stage 2 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(69)	(107)
Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Debt securities | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(5)
Stage 2 £m | Loans and advances to banks | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(5)
Stage 2 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | Loans and advances to banks | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(14)	(5)
Stage 2 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	25	37
Stage 2 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(11)	(32)
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(8)	(13)
Stage 3 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(158)	(220)
Stage 3 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	166	233
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(63)	(35)
Stage 3 £m | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	63	35
Impact of transfers between stages | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to banks | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to banks | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Impact of transfers between stages | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	849	(12)
Impact of transfers between stages | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(120)	(428)
Impact of transfers between stages | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	701	195
Impact of transfers between stages | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	268	221
Impact of transfers between stages | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Debt securities | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	327	74
Impact of transfers between stages | UK mortgages | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(25)	(58)
Impact of transfers between stages | UK mortgages | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	254	84
Impact of transfers between stages | UK mortgages | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	98	48
Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	6,838	5,408
Beginning balance allowance for expected credit losses	3
Exchange and other adjustments	407	(20)
Additions and repayments	2,690	1,450
Impact of transfers between stages	0	0
Ending balance of debt securities gross carrying amount	9,935	6,838	5,408
Ending balance allowance for expected credit losses	9	3
Net carrying amount debt securities	9,926	6,835
Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0
Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0
Ending balance allowance for expected credit losses	0	0
Gross Reverse Repurchase Agreements	44,865	54,753
Reverse repurchase agreements	44,865	54,753
Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	445,689	467,701
Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	48
Exchange and other adjustments	0	0
Additions and repayments	5,268	19,179
Impact of transfers between stages	(21,380)	3,032
Ending balance allowance for expected credit losses	91	48
Loans and advances to customers	257,426	273,581
Stage 1 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	5,107	10,109
Stage 1 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(26,043)	(6,930)
Stage 1 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (444)	£ (147)
Stage 1 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.00%	0.00%
Stage 1 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	£ 7,002	£ 8,066
Beginning balance allowance for expected credit losses	1
Exchange and other adjustments	558	(11)
Additions and repayments	3,063	(1,053)
Impact of transfers between stages	(3)
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	10,620	7,002	8,066
Ending balance allowance for expected credit losses	13	1
Loans and advances to banks	10,607	7,001
Stage 1 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(3)
Stage 1 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	400,036	375,300
Beginning balance allowance for expected credit losses	915
Exchange and other adjustments	(393)	(2,686)
Additions and repayments	9,314	21,598
Impact of transfers between stages	(27,966)	5,824
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	380,991	400,036	375,300
Ending balance allowance for expected credit losses	700	915
Net carrying amount, loans and advances to customers and reverse repurchase agreements		399,121
Loans and advances to customers	380,291
Stage 1 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	8,330	18,705
Stage 1 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(35,046)	(12,009)
Stage 1 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (1,250)	£ (872)
Stage 1 £m | Loans and advances to customers | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.20%	0.20%
Stage 1 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	£ 6,827	£ 5,406
Beginning balance allowance for expected credit losses	1
Exchange and other adjustments	408	(20)
Additions and repayments	2,690	1,447
Impact of transfers between stages	9	(6)
Ending balance of debt securities gross carrying amount	9,934	6,827	5,406
Ending balance allowance for expected credit losses	8	1
Net carrying amount debt securities	9,926	6,826
Stage 1 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	9
Stage 1 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		(6)
Stage 1 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0
Ending balance allowance for expected credit losses	0	0
Gross Reverse Repurchase Agreements	44,865	54,753
Reverse repurchase agreements	44,865	54,753
Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	59,381	33,826
Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	394
Exchange and other adjustments	0	0
Additions and repayments	670	(3,598)
Impact of transfers between stages	19,315	(3,622)
Ending balance allowance for expected credit losses	552	394
Loans and advances to customers	41,231	21,404
Stage 2 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(5,096)	(10,105)
Stage 2 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	26,204	7,425
Stage 2 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (1,793)	£ (942)
Stage 2 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	1.30%	1.80%
Stage 2 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	£ 0	£ 0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	24	0
Impact of transfers between stages	3
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	27	0	0
Ending balance allowance for expected credit losses	2	0
Loans and advances to banks	25	0
Stage 2 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	3
Stage 2 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	34,931	51,659
Beginning balance allowance for expected credit losses	1,114
Exchange and other adjustments	15	(39)
Additions and repayments	1,555	(8,926)
Impact of transfers between stages	24,663	(7,763)
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	61,164	34,931	51,659
Ending balance allowance for expected credit losses	1,808	1,114
Net carrying amount, loans and advances to customers and reverse repurchase agreements		33,817
Loans and advances to customers	59,356
Stage 2 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(8,257)	(18,665)
Stage 2 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	35,448	12,724
Stage 2 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ (2,528)	£ (1,822)
Stage 2 £m | Loans and advances to customers | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		3.20%
Drawn ECL coverage	3.00%
Stage 2 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	£ 9	£ 0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	3
Impact of transfers between stages	(9)	6
Ending balance of debt securities gross carrying amount	0	9	0
Ending balance allowance for expected credit losses	0	0
Net carrying amount debt securities	0	9
Stage 2 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(9)
Stage 2 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		6
Stage 2 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0
Ending balance allowance for expected credit losses	0	0
Gross Reverse Repurchase Agreements	0	0
Reverse repurchase agreements	0	0
Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	5,883	4,862
Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	184
Exchange and other adjustments	0	0
Additions and repayments	(585)	(490)
Impact of transfers between stages	2,065	590
Advances written off	(28)	(28)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	311	184
Loans and advances to customers	3,105	1,756
Stage 3 £m | Stage 1 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(11)	(4)
Stage 3 £m | Stage 2 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(161)	(495)
Stage 3 £m | Stage 3 £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ 2,237	£ 1,089
Stage 3 £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	9.10%	9.50%
Stage 3 £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	£ 0	£ 0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Impact of transfers between stages	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Loans and advances to banks	0	0
Stage 3 £m | Loans and advances to banks | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0
Stage 3 £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	6,443	6,490
Beginning balance allowance for expected credit losses	1,581
Exchange and other adjustments	(23)	(81)
Additions and repayments	(1,337)	(1,007)
Impact of transfers between stages	3,303	1,939
Advances written off	(928)	(1,058)
Recoveries of advances written off in previous years	182	160
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	7,640	6,443	6,490
Ending balance allowance for expected credit losses	1,757	1,581
Net carrying amount, loans and advances to customers and reverse repurchase agreements		4,862
Loans and advances to customers	5,883
Stage 3 £m | Loans and advances to customers | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(73)	(40)
Stage 3 £m | Loans and advances to customers | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(402)	(715)
Stage 3 £m | Loans and advances to customers | Stage 3 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	£ 3,778	£ 2,694
Stage 3 £m | Loans and advances to customers | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		24.50%
Drawn ECL coverage	23.00%
Stage 3 £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	£ 2	£ 2
Beginning balance allowance for expected credit losses	2
Exchange and other adjustments	(1)	0
Additions and repayments	0	0
Impact of transfers between stages	0	0
Ending balance of debt securities gross carrying amount	1	2	2
Ending balance allowance for expected credit losses	1	2
Net carrying amount debt securities	0	0
Stage 3 £m | Debt securities | Stage 1 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0
Stage 3 £m | Debt securities | Stage 2 £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Stage 3 £m | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0
Ending balance allowance for expected credit losses	0	0
Gross Reverse Repurchase Agreements	0	0
Reverse repurchase agreements	0	0
POCI £m
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Total financial assets at amortised cost	9,369	10,767
POCI £m | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	210
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance allowance for expected credit losses	253	210
Loans and advances to customers	£ 9,369	£ 10,767
POCI £m | UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	2.60%	1.90%
POCI £m | Loans and advances to banks
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	£ 0	£ 0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance of loans and advances to banks and reverse repurchase agreements gross carrying amount	0	0	0
Ending balance allowance for expected credit losses	0	0
Loans and advances to banks	0	0
POCI £m | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	10,977	12,511
Beginning balance allowance for expected credit losses	210
Exchange and other adjustments	12	68
Additions and repayments	(1,354)	(1,565)
Advances written off	(13)	(37)
Recoveries of advances written off in previous years	0	0
Ending balance of loans and advances to customers and reverse repurchase agreements gross carrying amount	9,622	10,977	12,511
Ending balance allowance for expected credit losses	253	210
Net carrying amount, loans and advances to customers and reverse repurchase agreements		£ 10,767
Loans and advances to customers	£ 9,369
POCI £m | Loans and advances to customers | Loans and advances to customers
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)		1.90%
Drawn ECL coverage	2.60%
POCI £m | Debt securities
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance of debt securities gross carrying amount	£ 0	£ 0
Beginning balance allowance for expected credit losses	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Ending balance of debt securities gross carrying amount	0	0	£ 0
Ending balance allowance for expected credit losses	0	0
Net carrying amount debt securities	0	0
Purchased Or Originated Credit Impaired | Reverse repurchase agreements
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	0
Ending balance allowance for expected credit losses	0	0
Gross Reverse Repurchase Agreements	0	0
Reverse repurchase agreements	0	0
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	836
Exchange and other adjustments	12	68
Additions and repayments	3,999	13,526
Advances written off	(41)	(65)
Recoveries of advances written off in previous years	24	9
Ending balance allowance for expected credit losses	1,207	836
Loans and advances to customers	£ 311,131	£ 307,508
UK mortgages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Drawn ECL coverage (%)	0.40%	0.30%